TEMPLETON GROWTH FUND

[PHOTO MARK G. HOLOWESKO]
Chief Investment Officer
of Global Equity Research

Mark G. Holowesko is the president and portfolio manager of Templeton Growth Fund, as well as several other Templeton funds. He joined the Templeton organization in 1985 in Nassau, Bahamas, and serves as chief investment officer of equity research worldwide, as well as an officer and director of Templeton Worldwide, Inc. Mr. Holowesko received a B.A. in economics from Holy Cross College and an M.B.A. from Babson College. He is a Chartered Financial Analyst, Chartered Investment Counselor, and a former director of the International Society of Financial Analysts.


YOUR FUND'S OBJECTIVE:

The Templeton Growth Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation.


APRIL 15, 1997

Dear Shareholder:

We are pleased to bring you the semi-annual report of the Templeton Growth Fund, which covers the six months ended February 28, 1997. General economic conditions were favorable for most stock markets worldwide, and this period proved to be a rewarding one for the Fund. Its Class I shares provided a six-month cumulative total return of 15.15%, as discussed in the Performance Summary on page 6, while the unmanaged Morgan Stanley Capital International(R) (MSCI) World Index delivered a total return of only 11.43% for the same period.(1)

Many factors were responsible for the Fund's success. During the six months under review, moderate economic growth, subdued inflation, and increased liquidity contributed to rising equity prices. And despite a limited ability to raise product prices, many companies were able to lower operating costs and reduce their debt burdens, which led to surprisingly strong corporate profits.

The Fund's performance was also impacted by its large weightings in Europe and emerging markets, and low exposure to a weak Japanese market. Although many of our U.S. holdings rose in value, the Fund was hindered by its underweighting in the U.S.


TEMPLETON GROWTH FUND - CLASS I
Total Return Index Comparison
Six-Month Performance (8/31/96-2/28/97)(1,2)

[3D GRAPH CHART]

Templeton Growth Fund              15.15%
MSCI World Index                  11.43%

1. FUND PERFORMANCE DOES NOT INCLUDE THE INITIAL SALES CHARGE AND REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT DURING THE PERIOD SHOWN. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AT NET ASSET VALUE. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

2. INDEX IS UNMANAGED AND INCLUDES REINVESTED DIVIDENDS.


Most European companies performed well during the final months of 1996. Solid restructuring efforts by corporate management generated stronger-than-expected profits and contributed to rising levels of free cash flow for many corporations. Although European companies continued to restructure in an attempt to reduce costs to improve competitiveness, many of them led their global competitors. Because we believed numerous securities in the region to be undervalued, we maintained an overweighted position in Europe compared with the MSCI World Index. Some of the firms included in the Fund's portfolio on February 28, 1997, were Nokia AB, a leading manufacturer in the cellular telecommunications industry; Sandvik AB, a major supplier of specialty steel and drill bits; Bayerische Motorenwerke (BMW), a premier


(1) THE MSCI WORLD INDEX INCLUDES APPROXIMATELY 1,500 COMPANIES REPRESENTING THE STOCK MARKETS OF 22 COUNTRIES, INCLUDING THE U.S., GERMANY, CANADA, AUSTRALIA, NEW ZEALAND, AND JAPAN. THE INDEX IS NOT MANAGED ACCORDING TO ANY INVESTMENT STRATEGY, INCLUDES NO SALES CHARGES OR MANAGEMENT EXPENSES, AND DOES NOT CONTAIN CASH (THE FUND GENERALLY CARRIES A CERTAIN PERCENTAGE OF CASH AT ANY GIVEN
TIME). OF COURSE, ONE CANNOT INVEST DIRECTLY IN AN INDEX, AND THE INDEX IS NOT REPRESENTATIVE OF THE FUND'S PORTFOLIO. TOTAL RETURN INCLUDES REINVESTED DIVIDENDS.

auto manufacturer; and British Telecommunications PLC, which announced a joint venture during the period with the U.S. firm, MCI Communications Corp.


TEMPLETON GROWTH FUND
Geographic Distribution on 2/28/97
Based on Total Net Assets

[3D PIE CHART]

European Stocks                                         33.4%
United States Stock                                     29.4%
Asian Stocks                                             8.1%
Latin American Stocks                                    6.6%
Australian & New Zealand Stocks                          4.0%
Middle East & African Stocks                             0.6%
Other                                                    1.0%
Fixed-Income Securities                                  4.7%
Short-Term Obligations & Other Net Assets               12.2%

Not all of the Fund's European investments were successful. In general, our French holdings performed poorly, particularly Peugeot SA and Regie Nationale des Usines Renault SA. The share price of European Vinyls Corp. EVC International NV (Netherlands) also declined. We continue to monitor these companies' investment appeal, and believe that they have the potential to provide the Fund with attractive returns in the future.


TEMPLETON GROWTH FUND

Top 10 Equity Holdings on 2/28/97
Based on Total Net Assets
                                                                      % of Total
Name, Industry, Country                                               Net Assets
--------------------------------------------------------------------------------
General Motors Corp.
Automobiles, United States                                               2.0%
--------------------------------------------------------------------------------
International Business Machines Corp.
Data Processing & Reproduction, United States                            1.8%
--------------------------------------------------------------------------------
Ford Motor Co.
Automobiles, United States                                               1.7%
--------------------------------------------------------------------------------
Merrill Lynch & Co. Inc.
Financial Services, United States                                        1.5%
--------------------------------------------------------------------------------
AT&T Corp.
Telecommunications, United States                                        1.5%
--------------------------------------------------------------------------------
Philips Electronics NV
Electrical & Electronics, Netherlands                                    1.4%
--------------------------------------------------------------------------------
HSBC Holdings PLC
Banking, Hong Kong                                                       1.4%
--------------------------------------------------------------------------------
Telecomunicacoes Brasileiras SA (Telebras), pfd.
Telecommunications, Brazil                                               1.4%
--------------------------------------------------------------------------------
Bell Atlantic Corp.
Telecommunications, United States                                        1.4%
--------------------------------------------------------------------------------
Telefonica de Espana SA
Telecommunications, Spain                                                1.3%
--------------------------------------------------------------------------------
 FOR A COMPLETE LIST OF PORTFOLIO HOLDINGS, PLEASE SEE PAGE 15 OF THIS REPORT.


Although some emerging markets posted disappointing returns during the reporting period, most of the markets to which the Fund was exposed performed well. Of particular note were Brazil and Hong Kong. Hong Kong securities experienced strong price gains, despite concerns about the colony's reversion to Chinese control on June 30, 1997. The real estate sector is extremely important in Hong Kong, providing a large part of total corporate profits, and many investors believed that real estate prices and rental income would drop, hurting overall corporate profits. However, prices were stronger than expected, boosting profits and stock prices.


TEMPLETON GROWTH FUND

Asset Allocation on 2/28/97
Based on Total Net Assets

[3D PIE CHART]

Stocks                                   83.1%
Fixed-Income Securities                   4.7%
Short-Term Obligations
  & Other Net Assets                     12.2%


Our low exposure to the Japanese market helped the Fund's performance. Despite Japan's attempt to absorb the massive speculative excess in its real estate sector and equity market of more than five years ago, the Nikkei 225 Index fell 16.51%.(2) Although we actively investigate and analyze Japanese corporations, we do not anticipate increasing our position there unless stock valuations fall substantially.


TEMPLETON GROWTH FUND

Top 10 Countries Represented in the Fund on 2/28/97
Based on Total Net Assets
                                                                      % of Total
Country                                                               Net Assets
--------------------------------------------------------------------------------
United States                                                           29.4%
--------------------------------------------------------------------------------
United Kingdom                                                           6.9%
--------------------------------------------------------------------------------
Hong Kong                                                                5.3%
--------------------------------------------------------------------------------
Sweden                                                                   5.3%
--------------------------------------------------------------------------------
France                                                                   4.9%
--------------------------------------------------------------------------------
Spain                                                                    4.2%
--------------------------------------------------------------------------------
Netherlands                                                              3.1%
--------------------------------------------------------------------------------
Australia                                                                3.0%
--------------------------------------------------------------------------------
Finland                                                                  2.5%
--------------------------------------------------------------------------------
Mexico                                                                   2.3%
--------------------------------------------------------------------------------


This discussion reflects the strategies we employed for the Fund during the six months under review, and includes our opinions as of the close of the period. Since economic and market conditions are constantly changing, our strategies, and our evaluations, conclusions and decisions


2. SOURCE: BLOOMBERG. PRICE DEPRECIATION IS MEASURED IN U.S. DOLLARS, AND INCLUDES REINVESTED DIVIDENDS.

regarding portfolio holdings may change as new circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing securities we purchase or sell for the Fund.

There are, of course, special risks associated with global investing related to market, currency, economic, social, political, and other factors. Developing markets involve similar but heightened risks, in addition to risks associated with the relatively small size and lesser liquidity of these markets. Although short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong market has increased 857% in the last 15 years, but has suffered five declines of more than 20% during that time.(3) These risks and other considerations are discussed in the Fund's prospectus.

We thank you for your continued investment in the Fund and would like to reaffirm our dedication and commitment to searching the world for the best possible securities for the Fund's portfolio.

Sincerely,



/s/ Mark Holowesko

MARK HOLOWESKO, CFA
President
Templeton Growth Fund, Inc.


CELEBRATING 50 YEARS

This year marks 50 years of business for Franklin Templeton. Over these years, we have experienced profound changes in technology, regulations and customer expectations within the mutual fund industry. As one of the largest mutual fund families, we're proud to be an innovative industry leader, providing people like you with an opportunity to invest in companies and governments around the globe.

In addition, we want to stress that all securities markets move both up and down. Mixed in with the good years can be some bad years. Accordingly, mutual fund share prices also move up and down. Every investor should expect such fluctuations, which can be wide. When markets are going down, as well as up, we encourage investors to maintain a long-term perspective. We thank you for your past support and look forward to serving your investment needs in the years ahead.


3. SOURCE: BLOOMBERG. BASED ON QUARTERLY PERCENTAGE PRICE CHANGE OVER 15 YEARS ENDED DECEMBER 31, 1996.

PERFORMANCE SUMMARY
CLASS I

The Templeton Growth Fund - Class I produced a cumulative total return of 15.15% for the six-month period ended February 28, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains distributions, and does not include the initial sales charge. We have always maintained a long-term perspective when managing the Fund and encourage shareholders to view their investments in a similar manner. As you can see from the table to the right, the Fund delivered a cumulative total return of more than 247% for the 10-year period ended February 28, 1997.

The price of the Fund's shares, as measured by net asset value, increased $1.42, from $18.75 on August 31, 1996, to $20.17 on February 28, 1997. During this time, shareholders received distributions of 48.5 cents ($0.485) per share in dividend income and 81 cents ($0.81) per share in capital gains, of which 78.5 cents ($0.785) represented long-term gains and 2.5 cents ($0.025) represented short-term gains. Of course, past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.


--------------------------------------------------------------------------------
TEMPLETON GROWTH FUND
CLASS I
Periods Ended 2/28/97

                                                                        Since
                                                                      Inception
                          One-Year       Five-Year      Ten-Year      (11/29/54)
Cumulative
Total Return(1)              19.75%        102.14%        247.58%     34,704.28%

Average Annual
Total Return(2)              12.86%         13.76%         12.59%         14.70%

Value of $10,000
Investment(3)           $   11,286     $   19,049     $   32,751     $3,280,331
--------------------------------------------------------------------------------
                             2/28/93    2/28/94    2/28/95    2/29/96    2/28/97
One-Year
Total Return(1)                4.92%     31.86%      0.10%     21.90%     19.75%
--------------------------------------------------------------------------------

1. CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS, AND DOES NOT INCLUDE THE INITIAL SALES CHARGE.

2. AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS, AND INCLUDES THE CURRENT MAXIMUM 5.75% INITIAL SALES CHARGE.

3. THESE FIGURES REPRESENT THE VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND OVER THE SPECIFIED PERIODS AND INCLUDE THE MAXIMUM 5.75% INITIAL SALES CHARGE.

4. ONE-YEAR TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE ONE-YEAR PERIODS ENDED ON THE SPECIFIED DATES AND DOES NOT INCLUDE THE SALES CHARGE.

ALL CALCULATIONS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE. PRIOR TO JULY 1, 1992, FUND SHARES WERE OFFERED AT A HIGHER INITIAL SALES CHARGE. THUS, ACTUAL TOTAL RETURN TO PURCHASERS OF SHARES DURING THAT PERIOD WOULD HAVE BEEN LOWER THAN NOTED ABOVE. ON JANUARY 1, 1993, THE FUND IMPLEMENTED A RULE 12b-1 PLAN, WHICH AFFECTS SUBSEQUENT PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCIES AND THE ECONOMIC AND POLITICAL CLIMATES OF COUNTRIES WHERE INVESTMENTS ARE MADE. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THE RELATIVELY SMALL SIZE AND LESSER LIQUIDITY OF THESE MARKETS. YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

PERFORMANCE SUMMARY
CLASS II

The Templeton Growth Fund - Class II provided a cumulative total return of 14.67% for the six-month period ended February 28, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains distributions, and does not include sales charges.

The price of the Fund's shares, as measured by net asset value, increased $1.41, from $18.57 on August 31, 1996, to $19.98 on February 28, 1997. During this time, shareholders received distributions of 39.15 cents ($0.3915) per share in dividend income and 81 cents ($0.81) per share in capital gains, of which 78.5 cents ($0.785) represented long-term gains and 2.5 cents ($0.025) represented short-term gains. Of course, past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.


--------------------------------------------------------------------------------
TEMPLETON GROWTH FUND
CLASS II

Periods Ended 2/28/97

                                                                        Since
                                                                      Inception
                                                 One-Year              (5/1/95)
Cumulative
Total Return(1)                                     18.77%                36.45%
Average Annual
Total Return(2)                                     16.60%                17.83%
Value of $10,000
Investment(3)                                  $   11,660            $   13,506

1. CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS AND DOES NOT INCLUDE SALES CHARGES.

2. AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS. IT INCLUDES THE 1.0% INITIAL SALES CHARGE AND THE 1.0% CONTINGENT DEFERRED SALES CHARGE, APPLICABLE TO SHARES REDEEMED WITHIN THE FIRST 18 MONTHS OF INVESTMENT.

3. THESE FIGURES REPRESENT THE VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND OVER THE SPECIFIED PERIODS AND INCLUDE ALL SALES CHARGES.

ALL CALCULATIONS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCIES AND THE ECONOMIC AND POLITICAL CLIMATES OF COUNTRIES WHERE INVESTMENTS ARE MADE. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THE RELATIVELY SMALL SIZE AND LESSER LIQUIDITY OF THESE MARKETS. YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

PERFORMANCE SUMMARY
ADVISOR CLASS

The Templeton Growth Fund - Advisor Class produced an aggregate total return of 4.13% for the two-month period from inception on January 1, 1997 through February 28, 1997. The price of the Fund's shares, as measured by net asset value, increased 80 cents ($0.80), from $19.37 on January 2, 1997 (first day of commencement of sales), to $20.17 on February 28, 1997. Of course, past performance is not predictive of future results.


--------------------------------------------------------------------------------
TEMPLETON GROWTH FUND
ADVISOR CLASS

Periods Ended 2/28/97
                                           Since
                                         Inception
                                          (1/1/97)

Aggregate Total Return*                     4.13%


*AGGREGATE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIOD INDICATED. SINCE ADVISOR CLASS SHARES HAVE BEEN IN EXISTENCE FOR LESS THAN ONE YEAR, AVERAGE ANNUAL TOTAL RETURNS ARE NOT PROVIDED.

NOTE: INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCIES AND THE ECONOMIC AND POLITICAL CLIMATES OF COUNTRIES WHERE INVESTMENTS ARE MADE. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THE RELATIVELY SMALL SIZE AND LESSER LIQUIDITY OF THESE MARKETS. YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

TEMPLETON GROWTH FUND
CLASS I


If you had invested $10,000 in the Templeton Growth Fund - Class I at inception, it would be worth more than $3.2 million today. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on November 29, 1954 (inception), with income dividends and capital gains distributions reinvested through February 28, 1997.*


Templeton Growth Fund - Class I*
Growth of $10,000 Investment from Inception (11/29/54 - 2/28/97)
(11/29/54 - 2/28/97)

Date    Initial Investment      Dividends       Initial + Dividends     Cap Gains       Initial + Cap Gains     Total Value
11/29/54         $9,425              $0               $9,425                  $0              $9,425                  $9,425
12/31/54         $9,576              $0               $9,576                  $0              $9,576                  $9,576
12/30/55        $10,250              $0              $10,250                  $0             $10,250                 $10,250
12/31/56        $10,726              $0              $10,726                  $0             $10,726                 $10,726
12/31/57         $8,911              $0               $8,911                  $0             $ 8,911                  $8,911
12/31/58        $13,261              $0              $13,261                  $0             $13,261                 $13,261
12/31/59        $15,118              $0              $15,118                  $0             $15,118                 $15,118
12/30/60        $17,210              $0              $17,210                  $0             $17,210                 $17,210
12/29/61        $20,358              $0              $20,358                  $0             $20,358                 $20,358
12/31/62        $17,606              $0              $17,606                  $0             $17,606                 $17,606
12/31/63        $18,511              $0              $18,511                  $0             $18,511                 $18,511
12/31/64        $23,506            $296              $23,802                  $0             $23,506                 $23,802
12/31/65        $28,313            $760              $29,073                  $0             $28,313                 $29,073
12/30/66        $26,485          $1,048              $27,532                  $0             $26,485                 $27,532
12/29/67        $29,632          $1,682              $31,314                  $0             $29,632                 $31,314
12/31/68        $40,283          $2,857              $43,140                  $0             $40,283                 $43,140
12/31/69        $47,446          $4,176              $51,622                  $0             $47,446                 $51,622
12/31/70        $43,676          $4,622              $48,298                  $0             $43,676                 $48,298
12/31/71        $51,555          $6,320              $57,875              $1,013             $52,568                 $58,888
12/29/72        $84,354         $11,271              $95,625              $3,637             $87,992                 $99,262
12/31/73        $69,086          $9,801              $78,886             $10,529             $79,615                 $89,415
12/31/74        $58,718          $9,469              $68,188             $10,435             $69,154                 $78,623
12/31/75        $79,076         $14,655              $93,732             $14,451             $93,527                $108,183
12/31/76       $113,384         $22,907             $136,290             $22,456            $135,840                $158,747
12/30/77       $126,956         $28,103             $155,058             $36,033            $162,989                $191,092
12/29/78       $149,482         $35,006             $184,487             $43,311            $192,793                $227,799
12/31/79       $184,072         $47,071             $231,142             $57,794            $241,866                $288,936
12/31/80       $214,609         $61,327             $275,936             $87,798            $302,407                $363,734
12/31/81       $210,085         $66,829             $276,914             $85,948            $296,032                $362,862
12/31/82       $213,478         $80,038             $293,516            $108,561            $322,039                $402,077
12/30/83       $278,228        $114,668             $392,896            $141,489            $419,717                $534,385
12/31/84       $269,463        $122,307             $391,769            $154,205            $423,667                $545,974
12/31/85       $321,206        $161,412             $482,619            $215,055            $536,261                $697,673
12/31/86       $363,902        $208,249             $572,151            $273,680            $637,582                $845,831
12/31/87       $331,668        $219,095             $550,763            $321,336            $653,004                $872,099
12/30/88       $388,784        $293,580             $682,365            $395,521            $784,305              $1,077,886
12/29/89       $445,617        $385,960             $831,578            $489,483            $935,100              $1,321,060
12/31/90       $370,405        $367,034             $737,439            $463,998            $834,403              $1,201,437
12/31/91       $436,287        $476,190             $912,476            $665,364          $1,101,650              $1,577,840
12/31/92       $406,598        $482,422             $889,020            $755,314          $1,161,912              $1,644,334
12/31/93       $498,209        $623,674           $1,121,884          $1,060,095          $1,558,305              $2,181,979
12/30/94       $458,907        $610,067           $1,068,974          $1,130,853          $1,589,760              $2,199,827
12/29/95       $490,575        $713,328           $1,203,903          $1,432,194          $1,922,768              $2,636,096
12/31/96       $552,498        $881,788           $1,434,286          $1,743,583          $2,296,081              $3,177,869
2/28/97        $570,311        $910,218           $1,480,529          $1,799,799          $2,370,110              $3,280,331





*The amount of capital gains distributions accepted in shares was $1,799,799. The total amount of dividends reinvested was $910,218. The performance information shown represents past performance and is not predictive of future results. FOR STANDARDIZED PERFORMANCE FIGURES, PLEASE REFER TO THE PERFORMANCE SUMMARY ON PAGE 6. The Fund offers other classes of shares, subject to different fees and expenses, which affect their performance. Please see the prospectus for more details regarding share classes.

MANY INVESTORS HAVE ASKED US ABOUT THE ACTIVITIES OF SIR JOHN TEMPLETON, SINCE HIS RETIREMENT FROM THE FUNDS. WE ASKED PROFESSOR ROBERT HERRMANN TO UPDATE US ON SIR JOHN'S CURRENT ACTIVITIES AND HIS COMMENTS FOLLOW.

THE NEW CAREER OF
SIR JOHN TEMPLETON

[PHOTO OF SIR JOHN TEMPLETON]

BY PROFESSOR
ROBERT HERRMANN

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently, he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in Templeton funds, managed by many of the investment professionals he selected and trained. For sentimental reasons, he allows his name to be associated with the funds, although he knows no more about their management and holdings than any other investor.

Sir John Templeton established the Templeton Foundation in 1987, to foster the acquisition of spiritual information through scientific research. Working with scientists, theologians and others, he strives toward a new science that uses empirical and statistical scientific methods to discover and test spiritual knowledge. A crucial ingredient in his research is what Sir John calls "humility theology," an attitude of humility toward the Creator, combined with receptiveness to the theological significance of current scientific discoveries.

Universal spiritual laws, or "laws of life," are among the areas of investigation. In his recent book, Worldwide Laws of Life, Sir John compiles 200 laws and proverbs from nearly all religions, and deeply embedded in human history. For example, the Golden Rule taught by Jesus in the Sermon on the Mount, states "Do unto others as you would have others do unto you," and is affirmed by all major religions as an acceptable, universal law of life. Other books which Sir John has authored or co-authored during the past few years include: The Humble Approach, Is God the Only Reality, Evidence of Purpose, Who's Who in Theology and Science and The God Who Would Be Known.

With an annual budget of more than $30 million, the Templeton Foundation sponsors 60 programs focusing on spiritual progress and the benefits of freedom.

Sir John's first sizable investment in the programs was the Templeton Prize for Progress in Religion. A panel of nine judges gives the annual award which now exceeds $1.2 million to individuals who have shown extraordinary originality in furthering the world's understanding of God or spirituality.

Recipients of the prize include Professor Paul Davies, author of The Mind of God; the Right Honorable Lord Jacobovits, former Chief Rabbi of Great Britain and The Commonwealth; the Reverend Dr. Billy Graham, world-renowned preacher and presidential inauguration speaker; Mr. Nikkyo Nimano, founder of the World Conference on Religion and Peace; and Sir Sarepalli Radhakrishnan, former President of India, and Oxford professor of Eastern Religions and Ethics.

To encourage young people's and their parents' appreciation of spiritual laws of life, Sir John established an essay contest for teenagers in his home county of Franklin, Tennessee. Students submit essays about the spiritual life principles they plan to follow, and prizes are offered semiannually. In 1996, more than 800 youth participated. Twenty-six similar programs have been launched in various locations, with the support of generous local donors.

The Foundation also sponsors a worldwide program that awards college-level faculty who teach courses integrating science and religion. During the program's first two years, more than 200 courses were created. The Foundation maintains an extensive program of research and education on the health benefits of spirituality, including prizes for medical schools providing courses on spirituality in medicine. Lastly, the Foundation publishes a newsletter with over 2,000 subscribers. Free subscriptions are available to Templeton shareholders by writing to the Foundation.

To contact Sir John Templeton or receive the free newsletter subscription, please write to:

The John Templeton Foundation
2 Radnor Corporate Center #320
100 Matsonford Road
Radnor, PA 19087

TEMPLETON GROWTH FUND, INC.
Financial Highlights

-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE--CLASS I
(For a share outstanding throughout the period)

                                             SIX MONTHS
                                                ENDED                            YEAR ENDED AUGUST 31
                                          FEBRUARY 28, 1997     -------------------------------------------------------
                                             (UNAUDITED)           1996           1995           1994           1993
                                          -----------------     ----------     ----------     ----------     ----------
Net asset value, beginning of period         $     18.75        $    18.96     $    18.95     $    17.47     $    15.81
                                             -----------        ----------     ----------     ----------     ----------
Income from investment operations:
   Net investment income                             .15               .50            .39            .29            .32
   Net realized and unrealized gain                 2.57              1.34           1.20           2.58           2.97
                                             -----------        ----------     ----------     ----------     ----------
Total from investment operations                    2.72              1.84           1.59           2.87           3.29
                                             -----------        ----------     ----------     ----------     ----------
Distributions:
   Dividends from net investment income             (.49)             (.44)          (.29)          (.27)          (.36)
   Distributions from net realized gains            (.81)            (1.61)         (1.29)         (1.12)         (1.27)
                                             -----------        ----------     ----------     ----------     ----------
Total distributions                                (1.30)            (2.05)         (1.58)         (1.39)         (1.63)
                                             -----------        ----------     ----------     ----------     ----------
Change in net asset value                           1.42              (.21)           .01           1.48           1.66
                                             -----------        ----------     ----------     ----------     ----------
Net asset value, end of period               $     20.17        $    18.75     $    18.96     $    18.95     $    17.47
                                             ===========        ==========     ==========     ==========     ==========
TOTAL RETURN*                                     15.15%            10.85%          9.51%         17.47%         23.57%
RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000)              $10,097,697        $8,450,737     $6,964,298     $5,611,560     $4,033,911
Ratio of expenses to average net assets            1.08%**           1.09%          1.12%          1.10%          1.03%
Ratio of net investment income to average
  net assets                                       1.64%**           2.87%          2.40%          1.76%          2.10%
Portfolio turnover rate                           16.52%            19.63%         35.21%         27.35%         28.89%
Average commission rate paid (per share)     $     .0093        $    .0146

                                          YEAR ENDED AUGUST 31
                                                  1992
                                          --------------------
Net asset value, beginning of period        $    16.14
                                            ----------
Income from investment operations:
   Net investment income                           .41
   Net realized and unrealized gain                .92
                                            ----------
Total from investment operations                  1.33
                                            ----------
Distributions:
   Dividends from net investment income           (.44)
   Distributions from net realized gains         (1.22)
                                            ----------
Total distributions                              (1.66)
                                            ----------
Change in net asset value                         (.33)
                                            ----------
Net asset value, end of period              $    15.81
                                            ==========
TOTAL RETURN*                                    9.22%
RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000)             $3,268,644
Ratio of expenses to average net assets           .88%
Ratio of net investment income to average
  net assets                                     2.62%
Portfolio turnover rate                         24.46%
Average commission rate paid (per share)

 * TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS. NOT ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
** ANNUALIZED.

TEMPLETON GROWTH FUND, INC.
Financial Highlights (cont.)

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE--CLASS II
(For a share outstanding throughout the period)

                                                                  SIX MONTHS                           FOR THE PERIOD
                                                                     ENDED                              MAY 1, 1995+
                                                               FEBRUARY 28, 1997      YEAR ENDED           THROUGH
                                                                  (UNAUDITED)       AUGUST 31, 1996    AUGUST 31, 1995
                                                               -----------------    ---------------    ---------------
Net asset value, beginning of period                               $   18.57           $   18.90           $ 17.48
                                                                    --------            --------           -------
Income from investment operations:
   Net investment income                                                 .12                 .49               .04
   Net realized and unrealized gain                                     2.49                1.19              1.38
                                                                    --------            --------           -------
Total from investment operations                                        2.61                1.68              1.42
                                                                    --------            --------           -------
Distributions:
   Dividends from net investment income                                 (.39)               (.40)               --
   Distributions from net realized gains                                (.81)              (1.61)               --
                                                                    --------            --------           -------
Total distributions                                                    (1.20)              (2.01)               --
                                                                    --------            --------           -------
Change in net asset value                                               1.41                (.33)             1.42
                                                                    --------            --------           -------
Net asset value, end of period                                     $   19.98           $   18.57           $ 18.90
                                                                    ========            ========           =======
TOTAL RETURN*                                                         14.67%               9.99%             8.12%
RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000)                                    $ 467,581           $ 280,087           $42,548
Ratio of expenses to average net assets                                1.84%**             1.87%             1.86%**
Ratio of net investment income to average net assets                    .87%**             2.25%             1.61%**
Portfolio turnover rate                                               16.52%              19.63%            35.21%
Average commission rate paid (per share)                           $   .0093           $   .0146

 * TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS OR THE DEFERRED CONTINGENT SALES CHARGE. NOT ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
** ANNUALIZED
 + COMMENCEMENT OF OFFERING OF SALES.

TEMPLETON GROWTH FUND, INC.
Financial Highlights (cont.)

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE--ADVISOR CLASS
(For a share outstanding throughout the period)

                                                                                                     FOR THE PERIOD
                                                                                                    JANUARY 2, 1997+
                                                                                                         THROUGH
                                                                                                    FEBRUARY 28, 1997
                                                                                                       (UNAUDITED)
                                                                                                    -----------------
Net asset value, beginning of period                                                                     $ 19.37
                                                                                                         -------
Income from investment operations:
   Net investment income                                                                                     .01
   Net realized and unrealized gain                                                                          .79
                                                                                                         -------
Total from investment operations                                                                             .80
                                                                                                         -------
Change in net asset value                                                                                    .80
                                                                                                         -------
Net asset value, end of period                                                                           $ 20.17
                                                                                                         =======
TOTAL RETURN*                                                                                              4.13%
RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000)                                                                          $18,528
Ratio of expenses to average net assets                                                                     .82%**
Ratio of net investment income to average net assets                                                       1.24%**
Portfolio turnover rate                                                                                   16.52%
Average commission rate paid (per share)                                                                 $ .0093

 * NOT ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
** ANNUALIZED.
 + COMMENCEMENT OF OFFERING OF SALES.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON GROWTH FUND, INC.
Investment Portfolio, February 28, 1997 (unaudited)

-------------------------------------------------------------------------------------------------------------------------

        INDUSTRY                               ISSUE                         COUNTRY         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS: 81.3%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE & MILITARY TECHNICAL SYSTEMS: 0.4%
                         Boeing Co.                                            U.S.               5,500   $       559,625
                         General Motors Corp., H                               U.S.             641,300        37,836,700
                         Hong Kong Aircraft Engineering Co. Ltd.               H.K.             311,200           986,603
                                                                                                          ---------------
                                                                                                               39,382,928
-------------------------------------------------------------------------------------------------------------------------
APPLIANCES & HOUSEHOLD DURABLES: 1.3%
                         Electrolux AB, B                                      Swe.             700,000        43,799,905
                         Email Ltd.                                            Aus.           8,015,942        25,341,290
                         Sony Corp.                                            Jpn.             956,700        69,077,816
                                                                                                          ---------------
                                                                                                              138,219,011
-------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES: 6.5%
                         Bayerische Motorenwerke (BMW)                         Ger.              44,501        29,949,011
                         Fiat SPA, di Risp                                     Itl.           3,263,600         5,568,118
                         Ford Motor Co.                                        U.S.           5,516,600       181,358,225
                         General Motors Corp.                                  U.S.           3,600,000       208,350,000
                         Peugeot SA                                             Fr.             301,650        33,369,535
                         Regie Nationale des Usines Renault SA                  Fr.           1,219,450        31,455,172
                         Volkswagen AG                                         Ger.             164,000        79,838,714
                         Volkswagen AG, prf.                                   Ger.              42,000        16,125,589
                         Volvo AB, B                                           Swe.           3,941,000        98,847,701
                                                                                                          ---------------
                                                                                                              684,862,065
-------------------------------------------------------------------------------------------------------------------------
BANKING: 7.0%
                         Argentaria Corporacion Bancaria de Espana SA           Sp.           1,350,462        54,076,891
                         Australia & New Zealand Banking Group Ltd.            Aus.           6,688,477        41,769,861
                         Banco Popular Espanol SA                               Sp.             210,029        38,168,443
                         Banque Nationale de Paris                              Fr.             598,852        27,182,308
                         Cho Hung Bank                                         Kor.             529,189         2,992,781
                         Citicorp                                              U.S.           1,003,000       117,100,250
                         Den Norske Bank                                       Nor.           6,693,800        29,867,924
                         HSBC Holdings PLC                                     H.K.           6,228,541       152,019,609
                         Kookmin Bank                                          Kor.              15,669           265,385
                         National Australia Bank Ltd.                          Aus.           7,483,199        94,279,635
                         National Bank of Canada                               Can.           2,485,600        28,730,005
                         National Westminster Bank PLC                         U.K.           7,193,072        88,863,383
                         Shinhan Bank Co. Ltd.                                 Kor.             953,538        14,354,803
                         Svenska Handelsbanken, A                              Swe.           1,250,000        35,021,246
                         Thai Farmers Bank Public Co. Ltd., fgn.              Thai.             268,000         1,583,472
                         Union Bank of Norway, Primary Capital Cert.           Nor.             306,250         9,474,373
                         Westpac Banking Corp.                                 Aus.             934,332         5,297,901
                                                                                                          ---------------
                                                                                                              741,048,270
-------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH FUND, INC.
Investment Portfolio, February 28, 1997 (unaudited) (cont.)

-------------------------------------------------------------------------------------------------------------------------

        INDUSTRY                               ISSUE                         COUNTRY         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
-------------------------------------------------------------------------------------------------------------------------
BROADCASTING & PUBLISHING: 0.8%
                         Marieberg Tidnings AB, A                              Swe.               9,000   $       249,752
                         News Corp. Ltd.                                       Aus.          14,258,348        64,457,275
                         Sing Tao Holdings Ltd.                                H.K.           3,561,800         1,552,368
                         South Chn. Morning Post (Holdings) Ltd.               H.K.          13,503,100        12,206,271
                                                                                                          ---------------
                                                                                                               78,465,666
-------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS: 0.7%
                        *Hepworth PLC                                          U.K.           1,644,000         6,948,516
                         Owens Corning                                         U.S.           1,265,000        53,604,375
                         Pioneer International Ltd.                            Aus.           2,863,049         8,517,405
                         Siam City Cement, fgn.                               Thai.             800,900         4,391,883
                                                                                                          ---------------
                                                                                                               73,462,179
-------------------------------------------------------------------------------------------------------------------------
BUSINESS & PUBLIC SERVICES: 1.2%
                        *Healthsource Inc.                                     U.S.           1,300,000        27,137,500
                         Horizon Group Inc.                                    U.S.           1,879,600        24,669,750
                        *Humana Inc.                                           U.S.           2,859,400        56,115,725
                         Lex Service PLC                                       U.K.           1,600,000         9,081,877
                         Wheelabrator Technologies Inc.                        U.S.             843,400        12,018,450
                                                                                                          ---------------
                                                                                                              129,023,302
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS: 2.4%
                         Akzo Nobel NV                                        Neth.             492,942        71,036,217
                         Courtaulds PLC                                        U.K.           4,500,000        26,788,768
                         DSM NV                                               Neth.             750,000        75,082,986
                         European Vinyls Corp. EVC International NV           Neth.             460,271        12,974,603
                         Kemira OY, 144A                                       Fin.             257,500         2,918,892
                         Lyondell Petrochemical Co.                            U.S.             868,600        20,520,675
                         Rhone-Poulenc SA, A                                    Fr.           1,258,500        44,196,664
                         Shanghai Pechemical Co. Ltd., H                       Chn.          10,356,000         2,942,159
                                                                                                          ---------------
                                                                                                              256,460,964
-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & HOUSING: 0.6%
                         Dragados y Construcciones SA                           Sp.           1,212,494        18,355,101
                         Fletcher Challenge Building Ltd.                      N.Z.           5,267,917        15,838,201
                        *Hollandsche Beton Groep NV                           Neth.               1,000           220,138
                         Kaufman & Broad Home Corp.                            U.S.           1,586,600        22,410,725
                        *U.S. Home Corp.                                       U.S.              40,500         1,098,563
                                                                                                          ---------------
                                                                                                               57,922,728
-------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH FUND, INC.
Investment Portfolio, February 28, 1997 (unaudited) (cont.)

-------------------------------------------------------------------------------------------------------------------------

        INDUSTRY                               ISSUE                         COUNTRY         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
-------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING & REPRODUCTION: 2.3%
                         International Business Machines Corp.                 U.S.           1,320,000   $   189,750,000
                        *NCR Corp.                                             U.S.             121,875         4,021,875
                        *Quantum Corp.                                         U.S.           1,300,000        51,675,000
                                                                                                          ---------------
                                                                                                              245,446,875
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS: 4.6%
                         Alcatel Alsthom SA                                     Fr.             587,075        60,305,334
                         Asea AB, A                                            Swe.             770,000        86,805,996
                         G.P. Batteries International Ltd.                    Sing.             261,000           777,780
                         Gold Peak Industries (Holdings) Ltd.                  H.K.           5,077,000         3,310,930
                         Hitachi Ltd.                                          Jpn.           8,134,500        70,130,813
                         Motorola Inc.                                         U.S.           1,967,600       109,939,650
                         Philips Electronics NV                               Neth.           3,375,100       152,403,219
                                                                                                          ---------------
                                                                                                              483,673,722
-------------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS & INSTRUMENTS: 0.2%
                         BICC                                                  U.K.           4,423,700        19,994,084
-------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES: 0.8%
                        *Koninklijke Pakhoed NV                               Neth.             150,100         4,705,701
                         Sun Co. Inc.                                          U.S.           2,844,200        76,793,400
                                                                                                          ---------------
                                                                                                               81,499,101
-------------------------------------------------------------------------------------------------------------------------
ENERGY SOURCES: 5.1%
                         Fletcher Challenge Energy Ltd.                        N.Z.           5,336,917        13,716,445
                         Norsk Hydro AS                                        Nor.             883,665        44,358,054
                        *Rao Gazprom, ADR, 144A                               Russ.             122,000         2,116,700
                         Repsol SA                                              Sp.           2,429,700        92,377,586
                         Saga Petroleum AS, A                                  Nor.             142,800         2,410,655
                         Saga Petroleum AS, B                                  Nor.           1,557,110        23,970,147
                         Societe Elf Aquitane SA                                Fr.           1,205,000       115,316,067
                         Total SA, B                                            Fr.           1,125,300        89,806,646
                         Transportadora de Gas del Sur SA, ADR B               Arg.           1,400,000        17,675,000
                         Valero Energy Corp.                                   U.S.           1,938,300        61,056,450
                         YPF Sociedad Anonima                                  Arg.           1,400,000        37,466,485
                         YPF Sociedad Anonima, ADR                             Arg.           1,532,800        41,002,400
                                                                                                          ---------------
                                                                                                              541,272,635
-------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES: 3.9%
                         A.G. Edwards Inc.                                     U.S.             700,000        24,850,000
                         Axa-UAP SA                                             Fr.             509,371        33,925,271
                         Dean Witter Discover & Co.                            U.S.           2,247,620        86,252,418
                         Federal National Mortgage Assn.                       U.S.           2,155,600        86,224,000

TEMPLETON GROWTH FUND, INC.
Investment Portfolio, February 28, 1997 (unaudited) (cont.)

-------------------------------------------------------------------------------------------------------------------------

        INDUSTRY                               ISSUE                         COUNTRY         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
-------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES (cont.)
                         Merrill Lynch & Co. Inc.                              U.S.           1,685,800   $   161,836,800
                         Peregrine Investments Holdings Ltd.                   H.K.          10,000,000        18,272,919
                                                                                                          ---------------
                                                                                                              411,361,408
-------------------------------------------------------------------------------------------------------------------------
FOOD & HOUSEHOLD PRODUCTS: 2.6%
                         Archer Daniels Midland Co.                            U.S.           2,518,140        46,585,590
                         Burns Philp & Co. Ltd.                                Aus.           8,478,577        13,171,423
                         C.P. Pokphand Co. Ltd.                                H.K.          17,096,500         6,181,825
                         Embotelladora Andina SA, ADR                         Chil.             511,500        18,669,750
                        *Grupo Embotellador de Mexico SA de CV, GDR            Mex.           1,684,750        16,847,500
                        *Grupo Embotellador de Mexico SA, B                    Mex.             561,600           950,216
                         Hillsdown Holdings PLC                                U.K.          20,423,076        63,367,851
                         IBP Inc.                                              U.S.           2,000,000        46,500,000
                         Northern Foods PLC                                    U.K.           3,358,000        11,759,044
                         Panamerican Beverages Inc., A                         Mex.             617,500        34,811,563
                         Vitro SA                                              Mex.           6,090,720        16,895,307
                         Vitro SA, ADR                                         Mex.             492,840         4,065,930
                                                                                                          ---------------
                                                                                                              279,805,999
-------------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER: 7.1%
                         Aracruz Celulose SA, ADR                             Braz.           4,000,000        37,000,000
                         Assidomaen AB                                         Swe.           1,200,000        31,138,891
                         Boise Cascade Corp.                                   U.S.           1,032,600        33,946,725
                         Bowater Inc.                                          U.S.           1,078,300        45,692,963
                         Carter Holt Harvey Ltd.                               N.Z.          11,449,300        25,936,053
                         Champion International Corp.                          U.S.             138,500         6,111,313
                        *Enso OY, R                                            Fin.           2,554,800        22,101,005
                         Fletcher Challenge Ltd. Forestry Division             Aus.             223,875           311,271
                         Fletcher Challenge Ltd. Forestry Division             N.Z.          17,297,348        24,684,477
                         Fletcher Challenge Paper Ltd.                         N.Z.          11,315,635        22,340,916
                         Georgia-Pacific Corp.                                 U.S.           1,425,000       111,150,000
                         International Paper Co.                               U.S.             754,800        31,512,900
                         Metsa Serla OY, B                                     Fin.           2,611,000        21,808,311
                         Mo Och Domsjoe AB, B                                  Swe.           1,800,000        57,154,674
                         Norske Skogindustrier AS, A                           Nor.             994,000        30,603,266
                         PT Pabrik Kertas Tjiwi Kimia, fgn.                   Indo.          22,081,714        24,867,832
                         Sappi Ltd.                                           S.AF.           3,000,000        24,439,237
                         St. Joe Paper Corp.                                   U.S.             562,600        43,671,825
                         Stora Kopparbergs Bergslags AB, A                     Swe.           1,414,200        19,339,132
                         Stora Kopparbergs Bergslags AB, B                     Swe.           2,085,800        28,244,962
                         Svenska Cellulosa AB, B                               Swe.           1,250,000        27,766,845
                        *UPM-Kymmene Corp.                                     Fin.           3,843,840        80,034,613
                                                                                                          ---------------
                                                                                                              749,857,211
-------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH FUND, INC.
Investment Portfolio, February 28, 1997 (unaudited) (cont.)

-------------------------------------------------------------------------------------------------------------------------

        INDUSTRY                               ISSUE                         COUNTRY         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS: 1.6%
                         Goodyear Tire & Rubber Co.                            U.S.           1,682,600   $    88,757,150
                         Sandvik AB, A                                         Swe.             265,000         6,452,248
                         Sandvik AB, B                                         Swe.           2,156,000        52,782,155
                         SKF AB, B                                             Swe.           1,078,100        25,746,273
                                                                                                          ---------------
                                                                                                              173,737,826
-------------------------------------------------------------------------------------------------------------------------
INSURANCE: 2.3%
                         American International Group Inc.                     U.S.             461,250        55,811,250
                         Baloise-Holding                                      Swtz.              23,338        45,912,896
                         Cigna Corp.                                           U.S.             445,172        68,055,670
                         London Insurance Group Inc.                           Can.             600,000         8,668,934
                         National Mutual Asia Ltd.                             H.K.             513,000           559,791
                         Reliastar Financial Corp.                             U.S.             552,200        34,236,400
                         W.R. Berkley Corp.                                    U.S.             627,100        32,217,263
                                                                                                          ---------------
                                                                                                              245,462,204
-------------------------------------------------------------------------------------------------------------------------
MERCHANDISING: 2.2%
                         Coles Myer Ltd., A                                    Aus.           4,250,484        18,719,800
                         Dairy Farm International Holdings Ltd.                H.K.          34,561,543        26,785,196
                         Hudsons Bay Co.                                       Can.           1,188,200        23,773,562
                        *K Mart Corp.                                          U.S.           1,800,000        22,500,000
                         Kwik Save Group PLC                                   U.K.           1,974,267         9,855,739
                         Limited Inc.                                          U.S.           2,811,000        53,409,000
                         Safeway PLC                                           U.K.           4,309,883        25,481,498
                         Somerfield PLC                                        U.K.           4,481,800        12,628,490
                         W.H. Smith Group                                      U.K.           5,040,500        37,477,210
                                                                                                          ---------------
                                                                                                              230,630,495
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING: 3.9%
                         Alcan Aluminum Ltd.                                   Can.           1,016,850        36,450,236
                         Arbed SA                                              Lux.              86,725         9,467,251
                        *Asturiana del Zinc SA                                  Sp.           1,300,000        16,868,394
                         Boehler Uddeholm AG                                  Aust.               8,200           566,648
                         Companhia Siderurgica Nacional ADR                   Braz.             777,205        28,616,939
                         Elkem AS                                              Nor.             164,200         2,637,594
                         Eramet SA                                              Fr.             102,938         5,149,611
                        *Grupo Mexico SA de CV, B                              Mex.           3,347,600        11,008,801
                         Maanshan Iron & Steel Co. Ltd., H                     Chn.          19,463,000         4,574,384
                         Outokumpu OY, A                                       Fin.           2,281,804        40,386,313
                         Pechiney SA, A                                         Fr.           1,518,775        64,244,583
                         Pohang Iron & Steel Co. Ltd.                          Kor.             463,893        30,561,770
                         Reynolds Metals Co.                                   U.S.           1,284,908        80,627,977
                         RGC Ltd.                                              Aus.           1,233,986         4,907,496
                         South African Iron & Steel Industrial Corp. Ltd.     S.AF.          10,154,400         7,705,604

TEMPLETON GROWTH FUND, INC.
Investment Portfolio, February 28, 1997 (unaudited) (cont.)

-------------------------------------------------------------------------------------------------------------------------

        INDUSTRY                               ISSUE                         COUNTRY         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING (cont.)
                         Trelleborg AB, B                                      Swe.           2,800,000   $    43,893,295
                        *Union Miniere NPV                                     Bel.             400,000        29,589,199
                                                                                                          ---------------
                                                                                                              417,256,095
-------------------------------------------------------------------------------------------------------------------------
MISC MATERIALS & COMMODITIES: 0.3%
                         De Beers Consolidated Mines Ltd.                     S.AF.             870,850        30,223,675
-------------------------------------------------------------------------------------------------------------------------
MULTI-INDUSTRY: 3.1%
                         Alfa SA de CV, A                                      Mex.           3,377,200        19,160,216
                        *Alfa SA de CV, A 144A                                 Mex.           2,534,000        14,376,403
                         BTR PLC                                               U.K.          17,078,000        66,340,424
                         Cheung Kong Holdings Ltd.                             H.K.           8,000,000        76,449,243
                         Harrisons & Crosfield PLC                             U.K.          10,794,370        23,031,459
                         Jardine Matheson Holdings Ltd. (Singapore)            H.K.           6,506,078        39,361,772
                         Jardine Strategic Holdings Ltd. (Singapore)           H.K.          11,280,152        36,998,899
                         Pacific Dunlop Ltd.                                   Aus.          15,000,000        36,118,749
                         Swire Pacific Ltd., A                                 H.K.           1,259,000        10,811,821
                         Swire Pacific Ltd., B                                 H.K.           6,629,300         9,031,744
                                                                                                          ---------------
                                                                                                              331,680,730
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE: 2.3%
                         American Health Properties Inc.                       U.S.             420,700        10,780,438
                         Beacon Properties Corp                                U.S.             488,700        17,409,938
                         Federal Realty Investment Trust                       U.S.             348,400         9,363,250
                         General Growth Properties                             U.S.             369,600        11,319,000
                         Hang Lung Development Co. Ltd.                        H.K.          15,803,000        31,835,789
                        *Hang Lung Development Co. Ltd., wts.                  H.K.             840,000           150,781
                         Highwood Properties Inc., REIT                        U.S.             500,000        17,250,000
                         IRT Property Co.                                      U.S.             592,300         6,663,375
                         Meditrust Inc.                                        U.S.           1,000,000        38,500,000
                         National Health Investors Inc.                        U.S.             500,000        19,812,500
                         Nationwide Health Properties Inc.                     U.S.             800,000        17,600,000
                         Rouse Co.                                             U.S.           1,200,000        35,100,000
                         Summit Properties Inc., REIT                          U.S.             461,700         9,349,425
                         Union du Credit Bail Immobilier Unibail                Fr.              90,000         8,644,425
                         Universal Health Realty Income Trust                  U.S.             200,000         4,175,000
                         Wereldhave NV                                        Neth.              51,679         3,338,345
                        *Winsor Properties Holdings Ltd.                       H.K.           3,358,000         6,222,775
                                                                                                          ---------------
                                                                                                              247,515,041
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS: 11.3%
                         A T & T Corp.                                         U.S.           3,901,100       155,556,363
                         Bell Atlantic Corp.                                   U.S.           2,082,100       143,925,163
                         British Telecommunications PLC                        U.K.          15,000,000       103,954,591

TEMPLETON GROWTH FUND, INC.
Investment Portfolio, February 28, 1997 (unaudited) (cont.)

-------------------------------------------------------------------------------------------------------------------------

        INDUSTRY                               ISSUE                         COUNTRY         SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (cont.)
                         Cpt-Telefonica del Peru SA, ADR B                     Per.             396,200   $     8,716,400
                         Cpt-Telefonica del Peru SA, B                         Per.           8,459,874        18,803,273
                         Nokia AB, A                                           Fin.           1,625,400        97,618,710
                        *Seat SPA                                              Itl.           1,648,000           595,172
                        *Seat SPA, di Risp                                     Itl.          14,782,000         3,406,357
                        *SPT Telecom AS                                        CSK.              26,000         3,375,116
                         STET (Sta Finanziaria Telefonica Torino) SPA, di
                         Risp                                                  Itl.          14,782,000        52,126,529
                         Telecom Argentina Stet France SA, ADR                 Arg.           1,208,200        58,144,625
                         Telecom Italia Spa, di Risp                           Itl.          32,189,050        64,794,842
                         Teledanmark AS, B                                     Den.           1,157,400        60,272,816
                         Telefonica de Argentina SA, B, ADR                    Arg.           1,500,000        47,437,500
                         Telefonica de Espana SA                                Sp.           5,989,200       137,879,661
                         Telmex-Telefonos de Mexico SA, L                      Mex.          14,118,470        27,396,946
                         Telmex-Telefonos de Mexico SA, L, ADR                 Mex.           2,487,000        96,682,125
                         U.S. West Communications Group                        U.S.           3,200,000       115,200,000
                                                                                                          ---------------
                                                                                                            1,195,886,189
-------------------------------------------------------------------------------------------------------------------------
TEXTILES & APPAREL: 0.0%
                         Daehan Synthetic Fiber Co. Ltd.                       Kor.              18,550         1,481,424
                         Winsor Industrial Corp. Ltd.                          H.K.           6,716,000         1,639,170
                                                                                                          ---------------
                                                                                                                3,120,594
-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION: 2.0%
                         Anangel-American Shipholdings Ltd., ADR                Gr.              39,100           303,025
                         APL Ltd.                                              U.S.             892,200        20,520,600
                         Caliber Systems Inc.                                  U.S.             502,400        11,429,600
                         Cathay Pacific Airways Ltd.                           H.K.          30,603,000        47,621,441
                         IMC Holdings Ltd.                                     H.K.           6,860,000         3,189,173
                         Korean Air                                            Kor.              84,643         1,538,759
                         Malaysian International Shipping Corp. Bhd., fgn.     Mal.           4,000,000        10,382,322
                         Peninsular & Oriental Steam Navigation Co.            U.K.           1,400,000        15,209,212
                         Qantas Airways Ltd., ADR, 144A                        Aus.             481,700         8,821,131
                         Shun Tak Holdings                                     H.K.          28,906,000        20,343,983
                         Singapore Airlines Ltd., fgn.                        Sing.           4,278,000        37,813,259
                         Stolt Nielsen SA                                      Nor.             463,500         8,922,375
                         Stolt Nielsen SA, ADR                                 Nor.             231,750         4,432,219
                        *Swissair Schweizerische Luftverkehr AG               Swtz.              18,053        15,394,221
                                                                                                          ---------------
                                                                                                              205,921,320
-------------------------------------------------------------------------------------------------------------------------
UTILITIES ELECTRICAL & GAS: 4.7%
                         BG PLC                                                U.K.          25,415,000        70,577,675
                         British Energy Ltd.                                   U.K.           4,118,360         9,525,011
                         British Energy Ltd., 144A                             U.K.           9,681,640        22,391,858
                        *Centrica PLC                                          U.K.          25,415,000        27,216,904

TEMPLETON GROWTH FUND, INC.
Investment Portfolio, February 28, 1997 (unaudited) (cont.)

--------------------------------------------------------------------------------

        INDUSTRY                               ISSUE                         COUNTRY         SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------
UTILITIES ELECTRICAL & GAS (cont.)
                        * CEZ                                                  CSK.             213,761   $     8,845,840
                         Compania Sevillana de Electricidad                     Sp.           1,694,051        15,363,398
                         Electrabel SA                                         Bel.             100,000        23,068,084
                         Electricidad de Caracas                              Venz.           1,304,141         1,432,957
                         Entergy Corp.                                         U.S.           2,350,000        61,981,250
                         Guangdong Electric Power Development Co Ltd, B,
                           144A                                                Chn.              35,300            31,910
                         Hong Kong Electric Holdings Ltd.                      H.K.           9,999,600        34,607,394
                         Iberdrola SA                                           Sp.           6,830,448        74,572,891
                         Korea Electric Power Corp.                            Kor.             543,012        15,586,456
                         Mosenergo                                            Russ.           4,703,000         6,551,279
                         New York State Electric & Gas Corp.                   U.S.             500,000        11,625,000
                         Shandong Huaneng Power                                Chn.             900,000         9,337,500
                         Thames Water Group PLC                                U.K.           7,050,000        79,000,603
                         VEBA AG                                               Ger.             400,000        23,078,063
                                                                                                          ---------------
                                                                                                              494,794,073
---------------------------------------------------------------------------------------------------------------------
WHOLESALE & INTERNATIONAL TRADE: 0.1%
                         Sime Darby Hongkong Ltd.                              H.K.           6,660,000         7,697,483
                                                                                                          ---------------
TOTAL COMMON STOCK (cost $6,713,257,487)                                                                    8,595,683,873
---------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: 1.8%
---------------------------------------------------------------------------------------------------------------------
                         American Health Properties Inc., dep. shs., pfd.      U.S.              24,330           437,940
                         Ballast Nedam NV, ctf., conv., pfd.                  Neth.             104,359         5,377,686
                         Fiat Spa, pfd.                                        Itl.          18,228,500        30,324,258
                         Jardine Strategic Holdings Ltd., 7.50%, conv.,
                         5/7/49                                                H.K.           9,050,000        10,000,250
                         Telebras-Telecomunicacoes Brasileiras SA, pfd.,
                         ADR                                                  Braz.             650,000        63,050,000
                         Telecomunicacoes Brasileiras SA (Telebras), pfd.     Braz.         875,600,000        85,473,155
                                                                                                          ---------------
TOTAL PREFERRED STOCKS (cost $95,668,200)                                                                     194,663,289
---------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH FUND, INC.
Investment Portfolio, February 28, 1997 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                                                          PRINCIPAL IN
        INDUSTRY                               ISSUE                         COUNTRY    LOCAL CURRENCY**       VALUE
---------------------------------------------------------------------------------------------------------------------
BONDS: 4.7%
---------------------------------------------------------------------------------------------------------------------
                         Arbed SA, 2.50%, conv., 7/15/03                       Lux.           3,250,000   $     1,695,870
                         U.S. Treasury Notes:
                         8.50%, 7/15/97                                        U.S.          50,000,000        50,593,750
                         7.875%, 1/15/98                                       U.S.          10,000,000        10,181,250
                         6.125%, 3/31/98                                       U.S.         200,000,000       200,687,400
                         6.375%, 7/15/99                                       U.S.          78,000,000        78,414,336
                         6.00%, 10/15/99                                       U.S.          78,000,000        77,780,586
                         6.375%, 1/15/00                                       U.S.          78,000,000        78,463,086
                                                                                                          ---------------
TOTAL BONDS (cost $500,424,977)                                                                               497,816,278
---------------------------------------------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 12.1% (cost $1,284,773,256)
---------------------------------------------------------------------------------------------------------------------
                         U. S. Treasury Bill, 4.82% to 5.02% with
                           maturities to 5/22/97                               U.S.       1,291,869,000     1,285,349,594
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS: 99.9% (cost $8,594,123,920)                                                             10,573,513,034
OTHER ASSETS, LESS LIABILITIES: 0.1%                                                                           10,293,133
                                                                                                          ---------------
TOTAL NET ASSETS: 100.0%                                                                                  $10,583,806,167
                                                                                                          ===============

 * NON-INCOME PRODUCING.
** CURRENCY OF COUNTRIES INDICATED.
 + SEE NOTE 5.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON GROWTH FUND, INC.
Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1997 (unaudited)

Assets:
   Investments in securities, at value
      (identified cost $8,594,123,920)   $10,573,513,034
   Cash                                        1,741,462
   Receivables:
      Investment securities sold              11,128,800
      Capital shares sold                     30,199,534
      Dividends and interest                  23,761,227
                                         ---------------
         Total assets                     10,640,344,057
                                         ---------------
Liabilities:
   Payables:
      Investment securities purchased         37,806,281
      Capital shares redeemed                  8,333,185
   Accrued expenses                           10,398,424
                                         ---------------
         Total liabilities                    56,537,890
                                         ---------------
Net assets, at value                     $10,583,806,167
                                         ===============
Net assets consist of:
   Undistributed net investment income   $    21,091,608
   Net unrealized appreciation             1,979,389,114
   Accumulated net realized gain             466,239,851
   Net capital paid in on shares of
      capital stock                        8,117,085,594
                                         ---------------
Net assets, at value                     $10,583,806,167
                                         ===============
Class I
   Net asset value per share
      ($10,097,696,693 / 500,573,236
      shares outstanding)                $         20.17
                                         ===============
   Maximum offering price ($20.17 /
      94.25%)                            $         21.40
                                         ===============
Class II
   Net asset value per share
      ($467,581,108 / 23,397,660 shares
      outstanding)                       $         19.98
                                         ===============
   Maximum offering price ($19.98 /
      99.00%)                            $         20.18
                                         ===============
Advisor Class
   Net asset value per share
      ($18,528,366 / 918,750 shares
      outstanding)                       $         20.17
                                         ===============

STATEMENT OF OPERATIONS
for the six months ended
February 28, 1997 (unaudited)

Investment income:
   (net of $4,729,158
      foreign taxes
      withheld)
   Dividends                $ 81,042,607
   Interest                   49,244,500
                            ------------
      Total income                         $  130,287,107
Expenses:
   Management fees (Note 3)   29,324,564
   Administrative fees (Note
      3)                       3,880,973
   Distribution Fees (Note
     3)
      Class I                 10,600,383
      Class II                 1,816,667
   Transfer agent fees (Note
      3)                       4,280,000
   Custodian fees              1,395,000
   Reports to shareholders     1,165,000
   Audit fees                     32,000
   Legal fees                     10,000
   Registration and filing
     fees                        370,000
   Directors' fees and
      expenses                    72,000
   Other                          76,104
                            ------------
      Total expenses                           53,022,691
                                            -------------
         Net investment
            income                             77,264,416
Realized and unrealized gain
   (loss):
   Net realized gain (loss)
     on:
      Investments            533,652,611
      Foreign currency
         transactions         (2,125,843)
                            ------------
                             531,526,768
   Net unrealized
      appreciation on
      investments            738,765,561
                            ------------
      Net realized and
         unrealized gain                    1,270,292,329
                                            -------------
Net increase in net assets
   resulting from operations               $1,347,556,745
                                            =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON GROWTH FUND, INC.
Financial Statements (cont.)

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SIX MONTHS
                                                                                       ENDED
                                                                                 FEBRUARY 28, 1997     YEAR ENDED
                                                                                    (UNAUDITED)      AUGUST 31, 1996
                                                                                 -----------------   ---------------
Increase (decrease) in net assets:
   Operations:
      Net investment income                                                       $    77,264,416    $  224,841,513
      Net realized gain on investment and foreign currency transactions               531,526,768       428,620,792
      Net unrealized appreciation                                                     738,765,561       145,676,185
                                                                                  ---------------    --------------
         Net increase in net assets resulting from operations                       1,347,556,745       799,138,490
   Distributions to shareholders:
      From net investment income
           Class I                                                                   (224,259,675)     (166,533,266)
           Class II                                                                    (6,787,909)       (1,511,634)
      From net realized gain
           Class I                                                                   (372,774,314)     (608,010,954)
           Class II                                                                   (13,998,148)       (5,832,380)
   Capital share transactions (Note 2)
           Class I                                                                    945,444,566     1,474,318,953
           Class II                                                                   159,327,960       232,408,151
           Advisor Class                                                               18,473,008                --
                                                                                  ---------------    --------------
             Net increase in net assets                                             1,852,982,233     1,723,977,360
Net assets:
   Beginning of period                                                              8,730,823,934     7,006,846,574
                                                                                  ---------------    --------------
   End of period                                                                  $10,583,806,167    $8,730,823,934
                                                                                  ===============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements (unaudited)

--------------------------------------------------------------------------------
1. SUMMARY OF ACCOUNTING POLICIES

Templeton Growth Fund, Inc. (the Fund) is an open-end, diversified management investment company registered under the Investment Company Act of 1940. The Fund seeks long term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. The following summarizes the Fund's significant accounting policies.

A. SECURITIES VALUATIONS:

Securities listed or traded on a recognized national or foreign exchange or NASDAQ are valued at the last reported sales prices on the principal exchange on which the securities are traded. Over-the-counter securities and listed securities for which no sale is reported are valued at the mean between the last current bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management and approved by the Board of Directors.

B. FOREIGN CURRENCY TRANSACTIONS:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Fund purchases or sells foreign securities it customarily enters into a foreign exchange contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in the exchange rates.

C. INCOME TAXES:

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision has been made for income taxes.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND EXPENSES:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Certain dividend income on foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

E. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements (unaudited) (cont.)

--------------------------------------------------------------------------------

2. TRANSACTIONS IN SHARES OF CAPITAL STOCK

Effective January 2, 1997, the Fund offers three classes of shares: Class I, Class II and Advisor Class shares. Prior to this date, only Class I and Class II shares were offered. Shares of each class are identical except for their initial sales load, a contingent deferred sales charge on Class II shares, distribution fees, and voting rights on matters affecting a single class. At February 28, 1997, there were 800 million Class I shares, 400 million Class II shares and 200 million Advisor Class shares of capital stock authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                              CLASS I
                                                      --------------------------------------------------------
                                                         SIX MONTHS ENDED                    YEAR ENDED
                                                         FEBRUARY 28, 1997                AUGUST 31, 1996
                                                     -------------------------       --------------------------
                                                      SHARES         AMOUNT           SHARES          AMOUNT
                                                    ----------    -------------     ----------    -------------
           Shares sold                               48,749,725   $ 947,420,748      87,361,685   $1,592,605,239
           Shares issued on reinvestment of
             distributions                           28,724,839     533,817,788      40,241,914      692,244,640
           Shares redeemed                          (27,499,522)   (535,793,970)    (44,402,254)    (810,530,926)
                                                    -----------   -------------     -----------   --------------
           Net increase                              49,975,042   $ 945,444,566      83,201,345   $1,474,318,953
                                                    ===========   =============     ===========   ==============

                                                                              CLASS II
                                                      --------------------------------------------------------
                                                         SIX MONTHS ENDED                    YEAR ENDED
                                                         FEBRUARY 28, 1997                AUGUST 31, 1996
                                                     -------------------------       --------------------------
                                                      SHARES         AMOUNT           SHARES          AMOUNT
                                                    ----------    -------------     ----------    -------------
           Shares sold                                8,035,720   $ 154,762,989      13,048,416   $  236,745,973
           Shares issued on reinvestment of
             distributions                              977,259      18,005,655         369,922        6,330,234
           Shares redeemed                             (696,534)    (13,440,684)       (588,522)     (10,668,056)
                                                      ---------    ------------      ----------     ------------
           Net increase                               8,316,445   $ 159,327,960      12,829,816   $  232,408,151
                                                      =========    ============      ==========     ============

                                                           ADVISOR CLASS
                                                     -------------------------
                                                          FOR THE PERIOD
                                                      JANUARY 2, 1997 THROUGH
                                                         FEBRUARY 28, 1997
                                                     -------------------------
                                                      SHARES         AMOUNT
                                                    ----------    -------------
           Shares sold                                  922,645   $  18,551,986
           Shares redeemed                               (3,895)        (78,978)
                                                        -------     -----------
           Net increase                                 918,750   $  18,473,008
                                                        =======     ===========

3. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also directors or officers of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, Inc. (FTSI), Franklin Templeton Distributors, Inc. (FTD) and Franklin Templeton Investor Services, Inc. (FTIS), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays monthly an investment management fee to TGAL equal, on an annual basis, to 0.75% of the average daily net assets of the Fund up to $200 million, reduced to 0.675% of such average daily net assets in excess of $200 million, and further reduced to 0.60% of such net assets in excess of $1.3 billion. The Fund pays FTSI monthly an administrative fee of

TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements (unaudited) (cont.)

--------------------------------------------------------------------------------

0.15% per annum on the first $200 million of the Fund's aggregate average daily net assets, 0.135% of the next $500 million, 0.10% of the next $500 million, and 0.075% per annum of such average net assets in excess of $1.2 billion. For the six months ended February 28, 1997, FTD received net commissions of $2,434,371 from the sale of the Fund's shares and FTIS received fees of $4,280,000.

Under the distribution plans for Class I and Class II shares, the Fund reimburses FTD quarterly for FTD's costs and expenses in connection with any activity that is primarily intended to result in a sale of Fund shares, subject to a maximum of 0.25% and 1.00% per annum of the average daily net assets of Class I and Class II shares, respectively. Under the Class I distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At February 28, 1997, unreimbursed expenses amounted to $207,674. Class II shares redeemed within 18 months are subject to a contingent deferred sales charge. Contingent deferred sales charges of $91,182 were paid to FTD for the six months ended February 28, 1997.

An officer of the Fund is a partner of Dechert Price & Rhoads, legal counsel for the Fund, which firm received fees for the six months ended February 28, 1997.

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities) for the six months ended February 28, 1997 aggregated $1,965,969,722 and $1,433,051,985 respectively. The cost of securities for federal income tax purposes is $8,595,694,171. Realized gains and losses are reported on an identified cost basis.

At February 28, 1997, the aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

           Unrealized appreciation                                                            $2,139,103,010
           Unrealized depreciation                                                              (161,284,147)
                                                                                              --------------
           Net unrealized appreciation                                                        $1,977,818,863
                                                                                              ==============

5. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at February 28, 1997 amounted to $24,669,750. For the six months ended February 28, 1997, dividend income from "affiliated companies" was $1,126,653.

                                     NOTES
                                    --------

                                     NOTES
                                    --------

FRANKLIN TEMPLETON GROUP OF FUNDS

LITERATURE REQUEST - Call 1-800/DIAL BEN (1-800/342-5236) today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money.

GLOBAL GROWTH
Franklin Global Health Care Fund
Franklin Templeton Japan Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Infrastructure Fund
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Franklin Templeton German Government Bond Fund
Franklin Templeton Global Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and Income Fund

GLOBAL INCOME
Franklin Global Government Income Fund
Franklin Templeton Hard Currency Fund
Franklin Templeton High Income Currency Fund
Templeton Americas Government Securities Fund

GROWTH
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet Investment Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

FUND ALLOCATOR SERIES:
Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

INCOME
Franklin Adjustable Rate Securities Fund
Franklin Adjustable U.S. Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment Grade Income Fund
Franklin Short-Intermediate U.S. Government Securities Fund
Franklin U.S. Government Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FOR NON-U.S. INVESTORS:
Franklin Tax-Advantaged High Yield Securities Fund
Franklin Tax-Advantaged International Bond Fund
Franklin Tax-Advantaged U.S. Government Securities Fund

FOR CORPORATIONS:
Franklin Corporate Qualified Dividend Fund

FRANKLIN FUNDS SEEKING TAX-FREE INCOME
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC FUNDS SEEKING TAX-FREE INCOME
Alabama
Arizona*
Arkansas**
California*
Colorado
Connecticut
Florida*
Georgia
Hawaii**
Indiana
Kentucky
Louisiana
Maryland
Massachusetts***
Michigan*
Minnesota***
Missouri
New Jersey
New York*
North Carolina
Ohio***
Oregon
Pennsylvania
Tennessee**
Texas
Virginia
Washington**

VARIABLE ANNUITIES+
Franklin Valuemark(R)
Franklin Templeton Valuemark Income Plus (an immediate annuity)

*TWO OR MORE FUND OPTIONS AVAILABLE: LONG-TERM PORTFOLIO, INTERMEDIATE-TERM PORTFOLIO, A PORTFOLIO OF INSURED MUNICIPAL SECURITIES,
AND/OR A HIGH YIELD PORTFOLIO (CA) AND A MONEY MARKET PORTFOLIO (CA AND NY). **THE FUND MAY INVEST UP TO 100% OF ITS ASSETS IN BONDS THAT PAY INTEREST SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.
***PORTFOLIO OF INSURED MUNICIPAL SECURITIES.
+FRANKLIN VALUEMARK AND FRANKLIN TEMPLETON VALUEMARK INCOME PLUS ARE ISSUED BY ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA OR BY ITS WHOLLY OWNED SUBSIDIARY, PREFERRED LIFE INSURANCE COMPANY OF NEW YORK, AND DISTRIBUTED BY NALAC FINANCIAL PLANS, LLC.
FGF 02/97

Templeton Growth Fund, Inc.

Principal Underwriter:

Franklin Templeton
Distributors, Inc.
700 Central Avenue
St. Petersburg,
Florida 33701-3628

Shareholder Services 1-800-632-2301

Fund Information 1-800-342-5236

This report must be preceded or accompanied by the current prospectus of Templeton Growth Fund, Inc. which contains more complete information including charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors, as well as investment decisions by the Investment Manager which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

                                    [GRAPHIC]

TEMPLETON
GROWTH
FUND, INC.

SEMI-ANNUAL REPORT
FEBRUARY 28, 1997



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